UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23855

Eaton Vance Floating-Rate Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Floating-Rate Opportunities Fund
Semi-Annual Report
November 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Report November 30, 2024
Eaton Vance
Floating-Rate Opportunities Fund

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA, Edward J. Greenaway, CFA and Steve Sebo
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/15/2023	09/29/2023	4.75%	12.05%	—%	11.93%
Class A with 3.25% Maximum Sales Charge	—	—	1.30	8.38	—	8.83
Class I at NAV	09/29/2023	09/29/2023	4.87	12.73	—	12.51
Class U at NAV	12/15/2023	09/29/2023	4.49	11.52	—	11.48

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	4.13%	10.13%	—%	9.71%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the repurchase of Fund shares. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Fund Profile

Top 10 Issuers (% of total investments)[1]
TCW CLO Ltd.	5.5%
Carlyle U.S. CLO Ltd.	4.9
Benefit Street Partners CLO XXXII Ltd.	4.8
Octagon 68 Ltd.	4.8
Harvest U.S. CLO Ltd.	4.8
Elmwood CLO XI Ltd.	4.0
Elmwood CLO VI Ltd.	3.2
Golub Capital Partners CLO 52B Ltd.	3.2
Basswood Park CLO Ltd.	3.2
OCP Aegis CLO Ltd.	3.2
Total	41.6%
Top 10 Loan Industries (% of total investments)[1]
Software	5.6%
Chemicals	1.9
IT Services	1.6
Insurance	1.6
Hotels, Restaurants & Leisure	1.5
Road & Rail	1.4
Machinery	1.2
Auto Components	1.1
Aerospace and Defense	1.1
Gas Utilities	1.1
Total	18.1%

Credit Quality (% of total investments)[1,2]
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class U are linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Fund profile subject to change due to active management.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 73.9%
Security	Principal Amount (000's omitted)	Value
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 11.457%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	$1,000	$ 1,011,187
Basswood Park CLO Ltd., Series 2021-1A, Class E, 11.029%, (3 mo. SOFR + 6.412%), 4/20/34(1)(2)	2,000	2,014,178
Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class E, 11.976%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	3,000	3,067,260
Bryant Park Funding Ltd., Series 2024-23A, Class E, 11.254%, (3 mo. SOFR + 6.73%), 5/15/37(1)(2)	1,500	1,526,958
Canyon Capital CLO Ltd., Series 2020-2A, Class ER, 11.448%, (3 mo. SOFR + 6.792%), 10/15/34(1)(2)	1,650	1,657,824
Carlyle U.S. CLO Ltd., Series 2022-6A, Class ER, 12.526%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	3,000	3,093,960
Crown City CLO I, Series 2020-1A, Class DR, 11.879%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	2,000	1,914,008
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 11.729%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	1,700	1,705,979
Elmwood CLO VI Ltd., Series 2020-3A, Class ERR, 10.532%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	2,000	2,056,094
Elmwood CLO XI Ltd., Series 2021-4A, Class E, 10.879%, (3 mo. SOFR + 6.262%), 10/20/34(1)(2)	2,500	2,518,515
GoldenTree Loan Opportunities XII Ltd., Series 2016-12A, Class ER, 10.279%, (3 mo. SOFR + 5.662%), 7/21/30(1)(2)	1,250	1,257,728
Golub Capital Partners CLO 52B Ltd., Series 2020-52A, Class ER, 11.367%, (3 mo. SOFR + 6.75%), 4/20/37(1)(2)	2,000	2,034,876
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.579%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,070	1,075,002
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class E, 11.709%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	2,000	2,032,926
Series 2024-3A, Class E, (3 mo. SOFR + 6.70%), 1/18/38(1)(3)	1,000	1,005,000
Jamestown CLO XV Ltd., Series 2020-15A, Class ER, 11.716%, (3 mo. SOFR + 7.06%), 7/15/35(1)(2)	1,310	1,319,906
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 11.382%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	1,000	1,029,476
Oaktree CLO Ltd., Series 2019-4A, Class ERR, 11.207%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	1,500	1,506,164
OCP Aegis CLO Ltd., Series 2023-29A, Class E, 12.337%, (3 mo. SOFR + 7.72%), 1/20/35(1)(2)	2,000	2,011,498
Octagon 68 Ltd., Series 2023-1A, Class E, 11.857%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	3,000	3,064,338
Post CLO Ltd., Series 2018-1A, Class ER, 12.327%, (3 mo. SOFR + 7.68%), 10/16/37(1)(2)	1,000	1,011,201
RR 17 Ltd., Series 2021-17A, Class D, 11.418%, (3 mo. SOFR + 6.762%), 7/15/34(1)(2)	1,000	1,005,115
Security	Principal Amount (000's omitted)	Value
TCW CLO Ltd.:
Series 2019-2A, Class ER, 11.267%, (3 mo. SOFR + 6.65%), 10/20/32(1)(2)	$2,000	$ 2,013,276
Series 2024-3A, Class E, (3 mo. SOFR + 6.60%), 10/20/37(1)(3)	1,500	1,507,500
Total Asset-Backed Securities (identified cost $41,097,088)		$42,439,969

Senior Floating-Rate Loans — 28.2%(4)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.2%
TransDigm, Inc., Term Loan, 7.104%, (SOFR + 2.50%), 2/28/31	$692	$ 693,262
		$ 693,262
Auto Components — 1.3%
Autokiniton U.S. Holdings, Inc., Term Loan, 8.687%, (SOFR + 4.00%), 4/6/28	$741	$ 737,260
		$ 737,260
Beverages — 0.9%
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28	$494	$ 497,428
		$ 497,428
Capital Markets — 0.8%
Focus Financial Partners LLC, Term Loan, 7.823%, (SOFR + 3.25%), 9/15/31	$447	$ 451,386
		$ 451,386
Chemicals — 2.2%
Charter NEX U.S., Inc., Term Loan, 7.652%, (SOFR + 3.00%), 11/29/30	$494	$ 498,032
INEOS U.S. Finance LLC, Term Loan, 7.823%, (SOFR + 3.25%), 2/18/30	744	749,324
		$ 1,247,356
Containers & Packaging — 1.1%
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.748%, (SOFR + 3.18%), 4/13/29	$616	$ 620,643
		$ 620,643

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services — 0.9%
Wand NewCo 3, Inc., Term Loan, 7.834%, (SOFR + 3.25%), 1/30/31(5)	$499	$ 502,763
		$ 502,763
Engineering & Construction — 0.9%
Azuria Water Solutions, Inc., Term Loan, 8.323%, (SOFR + 3.75%), 5/17/28	$494	$ 497,731
		$ 497,731
Entertainment — 0.9%
Renaissance Holding Corp., Term Loan, 8.823%, (SOFR + 4.25%), 4/5/30	$497	$ 499,083
		$ 499,083
Gas Utilities — 1.2%
CQP Holdco LP, Term Loan, 6.854%, (SOFR + 2.25%), 12/31/30	$674	$ 678,081
		$ 678,081
Health Care Providers & Services — 0.7%
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.604%, (SOFR + 8.00%), 10.354% cash, 2.25% PIK, 1/15/26	$505	$ 436,784
		$ 436,784
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp., Term Loan, 7.323%, (SOFR + 2.75%), 10/18/28	$772	$ 777,311
Fertitta Entertainment LLC, Term Loan, 8.073%, (SOFR + 3.50%), 1/27/29	198	199,807
		$ 977,118
Household Durables — 0.7%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28	$497	$ 396,389
		$ 396,389
Insurance — 1.7%
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	$988	$ 994,398
		$ 994,398
IT Services — 1.7%
Asurion LLC, Term Loan, 8.923%, (SOFR + 4.25%), 8/19/28	$741	$ 744,582
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Rackspace Finance LLC, Term Loan, 10.997%, (SOFR + 6.25%), 5/15/28	$249	$ 255,902
		$ 1,000,484
Machinery — 1.3%
Engineered Machinery Holdings, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 5/19/28	$740	$ 747,424
		$ 747,424
Professional Services — 0.6%
Employbridge Holding Co., Term Loan, 9.623%, (SOFR + 4.75%), 7/19/28(5)	$494	$ 334,980
		$ 334,980
Road & Rail — 1.5%
Hertz Corp.:
Term Loan, 8.187%, (SOFR + 3.50%), 6/30/28	$828	$ 737,374
Term Loan, 8.187%, (SOFR + 3.50%), 6/30/28	161	143,635
		$ 881,009
Software — 6.1%
Central Parent, Inc., Term Loan, 7.918%, (SOFR + 3.25%), 7/6/29	$250	$ 250,488
Cloud Software Group, Inc., Term Loan, 8.02%, (SOFR + 4.00%), 3/30/29	369	370,273
Epicor Software Corp., Term Loan, 7.823%, (SOFR + 3.25%), 5/30/31	559	563,312
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27	494	481,218
Sabre GLBL, Inc., Term Loan, 9.673%, (SOFR + 5.00%), 6/30/28	500	484,375
Skillsoft Corp., Term Loan, 9.937%, (SOFR + 5.25%), 7/14/28	493	399,114
UKG, Inc., Term Loan, 7.617%, (SOFR + 3.00%), 2/10/31	499	502,906
Veritas U.S., Inc., Term Loan, 11.75%, (USD Prime + 4.00%), 9/1/25	494	484,541
		$ 3,536,227
Specialty Retail — 0.8%
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28	$493	$ 494,376
		$ 494,376
Total Senior Floating-Rate Loans (identified cost $16,454,386)		$16,224,182

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 8.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(6)	4,827,739	$ 4,827,739
Total Short-Term Investments (identified cost $4,827,739)		$ 4,827,739
Total Investments — 110.5% (identified cost $62,379,213)		$63,491,890
Other Assets, Less Liabilities — (10.5)%		$ (6,057,253)
Net Assets — 100.0%		$57,434,637
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $42,439,969 or 73.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2024.
(3)	When-issued, variable rate security whose interest rate will be determined after November 30, 2024.
(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(5)	The stated interest rate represents the weighted average interest rate at November 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(6)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of November 30, 2024.
Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Statement of Assets and Liabilities (Unaudited)

November 30, 2024
Assets
Unaffiliated investments, at value (identified cost $57,551,474)	$ 58,664,151
Affiliated investments, at value (identified cost $4,827,739)	4,827,739
Cash	70,584
Interest receivable	710,164
Dividends receivable from affiliated investments	10,717
Receivable for investments sold	740,454
Receivable from affiliates	63,689
Trustees' deferred compensation plan	29
Prepaid upfront fees on notes payable	47,666
Prepaid expenses	13,523
Total assets	$65,148,716
Liabilities
Notes payable	$ 5,000,000
Payable for when-issued securities	2,500,000
Payable to affiliates:
Investment adviser and administration fee	50,598
Distribution fees	45
Trustees' fees	688
Trustees' deferred compensation plan	29
Accrued expenses	162,719
Total liabilities	$ 7,714,079
Net Assets	$57,434,637
Sources of Net Assets
Paid-in capital	$ 55,950,676
Distributable earnings	1,483,961
Net Assets	$57,434,637
Class A Shares
Net Assets	$ 55,506
Shares Outstanding	5,412
Net Asset Value and Redemption Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.26
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.60
Class I Shares
Net Assets	$ 57,323,890
Shares Outstanding	5,595,507
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.24
Class U Shares
Net Assets	$ 55,241
Shares Outstanding	5,386
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.26
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable early withdrawal charge.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
November 30, 2024
Investment Income
Dividend income from affiliated investments	$ 30,364
Interest income	3,332,472
Other income	4,763
Total investment income	$3,367,599
Expenses
Investment adviser and administration fee	$ 297,850
Distribution and service fees:
Class A	67
Class U	201
Trustees’ fees and expenses	2,150
Custodian fee	16,370
Transfer and dividend disbursing agent fees	432
Legal and accounting services	153,257
Printing and postage	13,158
Amortization of deferred offering costs	349,890
Registration fees	23,359
Interest expense and fees	166,295
Miscellaneous	3,775
Total expenses	$1,026,804
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 493,056
Total expense reductions	$ 493,056
Net expenses	$ 533,748
Net investment income	$2,833,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 190,153
Net realized gain	$ 190,153
Change in unrealized appreciation (depreciation):
Investments	$ (379,703)
Net change in unrealized appreciation (depreciation)	$ (379,703)
Net realized and unrealized loss	$ (189,550)
Net increase in net assets from operations	$2,644,301

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,833,851	$ 3,241,828
Net realized gain	190,153	56,128
Net change in unrealized appreciation (depreciation)	(379,703)	1,492,380
Net increase in net assets from operations	$ 2,644,301	$ 4,790,336
Distributions to shareholders:
Class A	$ (2,712)	$ (2,204)
Class I	(2,867,328)	(3,299,939)
Class U	(2,569)	(2,085)
Total distributions to shareholders	$ (2,872,609)	$ (3,304,228)
Capital share transactions:
Class A	$ 2,712	$ 52,204
Class I	2,867,328	53,199,939
Class U	2,569	52,085
Net increase in net assets from Fund share transactions	$ 2,872,609	$53,304,228
Net increase in net assets	$ 2,644,301	$54,790,336
Net Assets
At beginning of period	$ 54,790,336	$ —
At end of period	$57,434,637	$54,790,336
(1)	For the period from the commencement of operations, September 29, 2023, to May 31, 2024.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Financial Highlights

Class A
	Six Months Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(1)
Net asset value — Beginning of period	$ 10.30	$ 10.14
Income (Loss) From Operations
Net investment income(2)	$ 0.51	$ 0.44
Net realized and unrealized gain (loss)	(0.03)	0.16
Total income from operations	$ 0.48	$ 0.60
Less Distributions
From net investment income	$ (0.52)	$ (0.44)
Total distributions	$ (0.52)	$ (0.44)
Net asset value — End of period	$10.26	$10.30
Total Return(3)	4.75% (4)	6.02% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 56	$ 53
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	3.93% (7)	3.57% (7)
Net expenses(6)	2.16% (7)(8)	1.63% (7)(8)
Net investment income	9.93% (7)	9.30% (7)
Portfolio Turnover	18% (4)	9% (4)
(1)	For the period from the commencement of operations, December 15, 2023, to May 31, 2024.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest and fee expense of 0.59% and 0.14% of average daily net assets for the six months ended November 30, 2024 and the period ended May 31, 2024, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% and 0.01% of average daily net assets for the six months ended November 30, 2024 and the period ended May 31, 2024, respectively).

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Financial Highlights — continued

Class I
	Six Months Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(1)
Net asset value — Beginning of period	$ 10.29	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.52	$ 0.63
Net realized and unrealized gain (loss)	(0.04)	0.30
Total income from operations	$ 0.48	$ 0.93
Less Distributions
From net investment income	$ (0.53)	$ (0.64)
Total distributions	$ (0.53)	$ (0.64)
Net asset value — End of period	$ 10.24	$ 10.29
Total Return(3)	4.87% (4)	9.49% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,324	$54,684
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	3.68% (7)	3.28% (7)
Net expenses(6)	1.91% (7)(8)	1.33% (7)(8)
Net investment income	10.17% (7)	9.39% (7)
Portfolio Turnover	18% (4)	9% (4)
(1)	For the period from the commencement of operations, September 29, 2023, to May 31, 2024.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest and fee expense of 0.59% and 0.10% of average daily net assets for the six months ended November 30, 2024 and the period ended May 31, 2024, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% and 0.02% of average daily net assets for the six months ended November 30, 2024 and the period ended May 31, 2024, respectively).

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Financial Highlights — continued

Class U
	Six Months Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(1)
Net Asset Value, Beginning of period	$ 10.30	$ 10.14
Income (Loss) From Operations
Net investment income(2)	$ 0.48	$ 0.41
Net realized and unrealized gain (loss)	(0.03)	0.17
Total income from operations	$ 0.45	$ 0.58
Less Distributions
Net Investment Income	$ (0.49)	$ (0.42)
Total distributions	$ (0.49)	$ (0.42)
Net asset value — End of period	$10.26	$10.30
Total Return(3)	4.49% (4)	5.78% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 55	$ 53
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	4.43% (7)	4.06% (7)
Net expenses(6)	2.66% (7)(8)	2.13% (7)(8)
Net Investment income	9.43% (7)	8.80% (7)
Portfolio Turnover	18% (4)	9% (4)
(1)	For the period from the commencement of operations, December 15, 2023, to May 31, 2024.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest and fee expense of 0.59% and 0.14% of average daily net assets for the six months ended November 30, 2024 and the period ended May 31, 2024, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% and 0.01% of average daily net assets for the six months ended November 30, 2024 and the period ended May 31, 2024, respectively).

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund intends to continuously offer its shares and operate as an interval fund that makes periodic repurchase offers pursuant to Rule 23c-3 under the 1940 Act. The Fund does not currently intend to list its shares for trading on any national securities exchange and does not expect any secondary trading market in its shares to develop. The Fund's investment objective is to seek to provide a high level of current income. The Fund commenced operations on September 29, 2023 with the offering of Class I shares. Pursuant to exemptive relief granted from the Securities and Exchange Commission, which permits the Fund to, among other things, offer multiple classes of shares, the Fund commenced offering Class A shares and Class U shares on December 15, 2023. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares and Class U shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

As of November 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
H  Offering Costs—Offering costs incurred in connection with the initial offering of the Fund’s shares were amortized on a straight-line basis over twelve months from commencement of operations of the Fund.
I  Interim Financial Statements—The interim financial statements relating to November 30, 2024 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund records distributions from net investment income daily and intends to make monthly distributions of net investment income to shareholders. These distributions may be paid to shareholders or reinvested in accordance with the Fund’s dividend reinvestment plan. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$62,473,472
Gross unrealized appreciation	$ 1,470,789
Gross unrealized depreciation	(452,371)
Net unrealized appreciation	$ 1,018,418

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily managed assets as follows and is payable monthly:
Average Daily Managed Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
Managed assets, as defined in the Fund's investment advisory and administrative agreement, includes the Fund’s net assets, plus all assets attributable to any form of investment leverage the Fund may utilize, including borrowings. For the six months ended November 30, 2024, the investment adviser and administration fee amounted to $297,850 or 1.07% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended November 30, 2024, the investment adviser and administration fee paid was reduced by $838 relating to the Fund’s investment in the Liquidity Fund.
EVM has contractually agreed to reimburse the Fund’s expenses to the extent that operating expenses of the Fund (other than advisory and administration fees, distribution and/or service (12b-1) fees and certain excluded expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses and other expenses not incurred in the ordinary course of the Fund’s business) exceed 0.25% per annum of the Fund’s average daily net assets. This expense reimbursement will continue through May 31, 2026. Any amendment to or termination of this reimbursement would require approval of the Fund's Board of Trustees. Pursuant to this agreement, EVM waived and/or reimbursed $492,218 of the Fund’s operating expenses for the six months ended November 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended November 30, 2024, EVM earned $174 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. EVD also received distribution and service fees from Class A and Class U shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended November 30, 2024 amounted to $67 for Class A shares.
The Fund also has in effect a distribution plan for Class U shares (Class U Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class U Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets (including 0.25% in shareholder service fees and 0.50% for distribution fees) attributable to Class U shares for providing ongoing distribution services and facilities to the Fund. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended November 30, 2024 amounted to $201 for Class U shares.
5  Early Withdrawal Charges
Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% early withdrawal charge (EWC) if repurchased within 12 months of purchase. EWCs are based on the lower of the net asset value at the time of purchase or at the time of repurchase. Shares acquired throughthe reinvestment of distributions are exempt from the EWC. For the six months ended November 30, 2024, there were no EWCs paid by Class A shareholders.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $10,543,977 and $11,856,201, respectively, for the six months ended November 30, 2024.
7  Shares of Beneficial Interest and Periodic Repurchase Offers
The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of shares and provides that the Trustees may authorize separate classes of shares of beneficial interest of the Fund. Transactions in Fund shares were as follows:
	Six Months Ended November 30, 2024 (Unaudited)		Period Ended May 31, 2024(1)
	Shares	Amount	Shares	Amount
Class A
Sales	—	$ —	4,931	$ 50,000
Issued to shareholders electing to receive payments of distributions in Fund shares	265	2,712	216	2,204
Net increase	265	$ 2,712	5,147	$ 52,204
Class I
Sales	—	$ —	4,990,000	$ 49,900,000
Issued to shareholders electing to receive payments of distributions in Fund shares	280,749	2,867,328	324,758	3,299,939
Net increase	280,749	$2,867,328	5,314,758	$53,199,939
Class U
Sales	—	$ —	4,931	$ 50,000
Issued to shareholders electing to receive payments of distributions in Fund shares	251	2,569	204	2,085
Net increase	251	$ 2,569	5,135	$ 52,085
(1)	For the period from the commencement of operations, September 29, 2023, to May 31, 2024 for Class I and from December 15, 2023 to May 31, 2024 for Class A and Class U.
At November 30, 2024, EVM owned 100% of the outstanding shares of the Fund.
The Fund has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value (NAV). Subject to applicable law and approval of the Board of Trustees of the Fund, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at NAV.
On June 17, 2024, the Fund commenced its quarterly repurchase offer to repurchase up to five percent of its outstanding shares. The offer period ended on July 17, 2024. There were no shares repurchased by the Fund.
On September 16, 2024, the Fund commenced its quarterly repurchase offer to repurchase up to five percent of its outstanding shares. The offer period ended on October 16, 2024. There were no shares repurchased by the Fund.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Credit Agreement
The Fund entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $15 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through November 15, 2025, the Fund pays a commitment fee of 0.20% per annum on the unused portion of the borrowing limit if the principal amount of outstanding loans at any time exceeds 60% of the borrowing limit. If the principal amount of outstanding loans at any time is less than 60% of the borrowing limit, the Fund pays a commitment fee of 0.20% per annum on the unused portion of the borrowing limit that exceeds 60% of the borrowing limit and 0.40% per annum on the excess unused portion of the borrowing limit. The commitment fee commenced 120 days after November 15, 2023, the effective date of the Agreement. In connection with the Agreement, the Fund paid upfront fees of $100,000, which are being amortized to interest expense to November 15, 2025. The unamortized balance at November 30, 2024 is approximately $48,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. For the six months ended November 30, 2024, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $3,956,284 and 6.19%, respectively.
9  Affiliated Investments
At November 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,827,739, which represents 8.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$20,999,512	$(16,171,773)	$ —	$ —	$4,827,739	$30,364	4,827,739
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 42,439,969	$ —	$ 42,439,969
Senior Floating-Rate Loans	—	16,224,182	—	16,224,182
Short-Term Investments	4,827,739	—	—	4,827,739
Total Investments	$ 4,827,739	$ 58,664,151	$ —	$63,491,890

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans and other debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Subsequent Event
The Fund commenced its quarterly repurchase offer on December 16, 2024 to repurchase up to five percent of its outstanding shares at the Fund’s net asset value on the Repurchase Pricing Date, as defined in the repurchase offer. The offer period ended at the close of business of the New York Stock Exchange on January 15, 2025. There were no shares repurchased by the Fund pursuant to this repurchase offer.

Eaton Vance
Floating-Rate Opportunities Fund
November 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President
Deidre E. Walsh Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Nicholas S. Di Lorenzo Secretary
Laura T. Donovan Chief Compliance Officer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

43222    11.30.24

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Opportunities Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	January 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 24, 2025